UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

898 N. Broadway, Suite 2
Massapequa, New York 11758
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

898 N. Broadway, Suite 2

Massapequa, New York 11758
(Name and address of agent for service)

(844) 986-7676

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

1

Item 1. Reports to Stockholders.

(a)

RPAR

Risk Parity ETF

UPAR

Ultra Risk Parity ETF

RPAR Risk Parity ETF
Ticker: RPAR

UPAR Ultra Risk Parity ETF
Ticker: UPAR

Semi-Annual Report

June 30, 2022
(Unaudited)

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

1

RPAR Risk Parity ETF and UPAR Ultra Risk Parity ETF

SHAREHOLDER LETTER (Unaudited)

Dear Shareholders,

The first half of 2022 saw the most significant tightening of financial conditions since the early 1980s, as the Federal Reserve (the “Fed”) hiked interest rates sharply and began unwinding its balance sheet to combat inflation. The result has been broad underperformance across asset classes, including the worst start for the S&P 500 Index since 1970 (-20%) and the worst for 10-year U.S. Treasuries since 1788 (-11%).1 In such an environment, most portfolios tend to perform poorly no matter what mix of assets they hold, roughly in proportion to their risk. The RPAR Risk Parity ETF (“RPAR”) and the UPAR Ultra Risk Parity ETF (“UPAR”) are no exception and they, too, were down materially through June 2022.

While losses are always painful, they are exactly what we would have expected in this kind of tightening, as assets reprice to compete with the higher expected cash rate and compensate for a heightened level of risk. In this letter, we provide a brief recap of the risk parity strategy and its performance across the many environments we have experienced since inception, including the recent tightening. In each period, risk parity has performed as designed and consistent with our expectations. We firmly believe that risk parity is a smarter portfolio that offers superior risk-adjusted returns over time compared to more conventional portfolios, and we continue to have strong confidence in the strategy going forward.

RPAR and UPAR Strategy Recap

RPAR and UPAR offer exposure to a balanced mix of asset classes in single low-cost, tax-efficient vehicles. UPAR targets the same asset class exposures as RPAR but with 40% more leverage. Thus, UPAR targets 40% higher risk and 40% higher excess returns above cash relative to RPAR over the long run. The diversification within RPAR and UPAR is based on the fundamental understanding that unexpected shifts in growth and inflation are the dominant drivers of asset-class returns over time. To protect against these shifts, RPAR and UPAR balance risk across a mix of asset classes that are biased to outperform during different growth and inflation environments. The result is a smoother return stream that is less vulnerable to disappointing growth and inflation surprises. RPAR and UPAR are designed to simply earn the returns asset classes offer as compensation for taking risk (the “risk premium”), and to do so as efficiently as possible.

Asset class returns generally beat cash, but the risk they compensate for is the risk that cash outperforms, as it does from time to time. Two types of scenarios can cause cash to be king: 1) when investors panic and seek safety, and 2) when central banks raise interest rates significantly faster than expected. In these scenarios, diversification does not prevent losses because all asset classes underperform relative to cash. This is what happened in the first half of 2022, with the Fed’s most aggressive tightening in decades. While these rare environments are inherently difficult to time, they fortunately tend to be short-lived, and once they are over, forward-looking returns tend to be more attractive.

RPAR Through Six Environments Since Inception

Since we launched RPAR in December 2019, we have lived through six very different environments. In each period, RPAR and the asset classes within it have performed as expected, since performance is driven by logical, cause-effect relationships to the economic environment. Notably, RPAR earned positive returns through a significant growth shock at the onset of COVID-19, as well as during the initial upside inflation surprise in late 2021/early 2022, while equities declined in both periods. RPAR fell during the panic of March 2020 and in the recent tightening environment, as would be expected since all asset classes lost money. The table below summarizes the results over the shifting environments since RPAR’s December 2019 launch.

Environment	Dates	Months	RPAR	Notes
Falling Growth	12/12/19 to 2/29/20	3	+2%	Stocks, commodity producers down; Treasuries, TIPS, gold up
Panic	3/1/20 to 3/18/20	1	-16%	Everything down
Easing	3/19/20 to 7/31/20	4	+31%	Everything up – opposite of panic
Rising Growth	8/1/20 to 9/30/21	14	+9%	Stocks, commodity producers up; Treasuries, gold down
Rising Inflation	10/1/21 to 3/8/22	5	+2%	Commodity producers, gold, TIPS up; stocks, Treasuries down
Tightening	3/9/22 to 6/30/22	4	-18%	Everything down

1https://www.bloomberg.com/news/articles/2022-06-22/deutsche-bank-looks-back-three-centuries-for-parallel-to-us-rout;
https://www.barrons.com/articles/stock-market-sp500-1970-outlook-51656620380.

2

RPAR Risk Parity ETF and UPAR Ultra Risk Parity ETF

The table below lists the returns of RPAR as well as its underlying asset classes as of June 30, 2022, for the year-to-date, 1-year, 2-year and since inception periods.

As of 6/30/22	YTD	1-Year (Annualized)	2-Year (Annualized)	Since Inception (Annualized)
RPAR Risk Parity ETF (NAV)	-20.04%	-16.49%	-1.21%	1.37%
Global Equities	-18.85%	-16.82%	8.60%	4.59%
Commodity Producers	-0.64%	3.42%	31.12%	14.53%
Physical Gold	-1.32%	1.87%	0.49%	8.06%
Treasuries	-15.45%	-15.40%	-12.08%	-5.78%
Treasury Inflation-Protected Securities	-26.45%	-20.36%	-8.13%	-0.79%

UPAR was launched on January 3, 2022. UPAR’s return since inception is provided below along with the returns of its underlying asset classes as of June 30, 2022.

As of 6/30/22	Since Inception (Cumulative)
UPAR Ultra Risk Parity ETF (NAV)	-26.44%
Global Equities	-19.93%
Commodity Producers	-2.74%
Physical Gold	0.22%
Treasuries	-14.07%
Treasury Inflation-Protected Securities	-25.05%

Historic Tightening in 2022

The magnitude of the recent central bank tightening has been extreme. By early 2022, inflation had reached uncomfortably high levels, which led the Fed to aggressively tighten policy in response. Investors perceived the Fed as behind the curve and responded by pricing in the most aggressive rate of tightening since the early 1980s when Paul Volcker (Chairman of the Federal Reserve) broke the back of inflation. This type of environment is generally bad for all assets because they all have to compete with a higher risk-free rate. When investors can suddenly earn a much more attractive yield on cash, other asset classes must reprice lower to offer a compelling premium above cash going forward. RPAR and UPAR, as would be expected, experienced meaningful drawdowns during the recent tightening. As a consequence of falling prices, asset yields have now risen, and we believe the expected returns of all assets will significantly increase looking forward.

What’s Next?

The potential range of future economic outcomes remains extremely wide. Fed tightening may lead to a recession, which could favor Treasuries, TIPS and gold, particularly if it is a meaningful and/or prolonged downturn. On the other hand, if the Fed pauses tightening early, inflation could remain elevated and become entrenched. This environment would likely benefit inflation hedges such as commodity producers, TIPS and gold. Both potential outcomes would likely be negative for stocks, especially since markets are discounting a soft landing (which is possible but seems less likely). Note that equities underperformed cash during the entire decades of the 1970s (high inflation) and the 2000s (low growth), which may be analogous to what we potentially face today.

The risks of high inflation and weak growth speak to the importance of maintaining a well-diversified portfolio. RPAR and UPAR were developed as easy-to-access investment solutions for investors who seek attractive long-term returns and prudent diversification – including balance to various growth and inflation environments. RPAR and UPAR always hold a meaningful allocation to inflation-hedged assets as well as to assets that are biased to outperform should growth disappoint.

SHAREHOLDER LETTER (Unaudited) (Continued)

3

RPAR Risk Parity ETF and UPAR Ultra Risk Parity ETF

Since we started, we have endeavored to educate our investors. We encourage you to join us for our quarterly, live webcasts where we review performance, share insights and answer investor questions. You may subscribe to our email distribution list on our website at www.rparetf.com to receive an invitation to the quarterly call, as well as our monthly email updates. The quarterly calls are also recorded and posted to our website for you to review at your convenience. You may always reach us via email at info@rparetf.com or by calling one of our shareholder associates at (833) 540-0039 if you have any questions.

Before investing you should carefully consider the Funds’ investment objectives, risks, charges and expenses. This and other information is in the prospectus. A prospectus may be obtained by visiting https://rparetf.com or calling (833) 540-0039. Please read the prospectus carefully before you invest.

As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The market price normally should approximate a Fund’s net asset value per share (NAV), but the market price sometimes may be higher or lower than the NAV. The Funds are newer with a limited operating history. There are a limited number of financial institutions authorized to buy and sell shares directly with the Funds; and there may be a limited number of other liquidity providers in the marketplace. There is no assurance that Funds’ shares will trade at any volume, or at all, on any stock exchange. Low trading activity may result in shares trading at a material discount to NAV.

A Fund’s exposure to investments in physical commodities may fluctuate rapidly and subjects the Funds to greater volatility than investments in traditional securities, such as stocks and bonds. Interest payments on TIPS are unpredictable and will fluctuate as the principal and corresponding interest payments are adjusted for inflation. Equity securities, such as common stocks, are subject to market, economic and business risks that may cause their prices to fluctuate. The Funds invest in foreign and emerging market securities which involves certain risks such as currency volatility, political and social instability and reduced market liquidity. The Funds may invest in securities issued by the U.S. government or its agencies or instrumentalities. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities.

Shares of the Funds are distributed by Foreside Fund Services, LLC.

Definitions

S&P 500 Index. The S&P 500® index is a market-capitalization-weighted index of 500 leading publicly traded companies in the U.S.

TIPS. Treasury Inflation-Protected Securities (TIPS) are a type of Treasury security issued by the U.S. government that are indexed to inflation in order to protect investors from a decline in the purchasing power of money.

SHAREHOLDER LETTER (Unaudited) (Continued)

4

RPAR Risk Parity ETF

PORTFOLIO ALLOCATION at June 30, 2022 (Unaudited)(1)

Sector/Security Type	% of Total Portfolio
Futures Contracts(2)	27.1%
Exchange Traded Funds	25.8
United States Treasury Inflation Indexed Bonds	25.8
United States Treasury Bill	8.7
Basic Materials	4.2
Energy	4.1
Cash & Cash Equivalents(3)	2.7
Industrial	1.0
Consumer (Non-cyclical)	0.3
Utilities	0.2
Consumer (Cyclical)	0.1
Total	100.0%

(1)Percentages are based on total investments, including derivative contracts.

(2)Represents the notional amount of the futures contracts.

(3)Represents short-term investments and investments purchased with collateral from securities lending.

5

UPAR Ultra Risk Parity ETF

PORTFOLIO ALLOCATION at June 30, 2022 (Unaudited)(1)

Sector/Security Type	% of Total Portfolio
Futures Contracts(2)	44.0%
United States Treasury Inflation Indexed Bonds	28.9
Exchange Traded Funds	15.0
Basic Materials	4.7
Energy	4.6
Industrial	1.1
Cash & Cash Equivalents(3)	1.0
Consumer (Non-cyclical)	0.4
Utilities	0.2
Consumer (Cyclical)	0.1
Total	100.0%

(1)Percentages are based on total investments, including derivative contracts.

(2)Represents the notional amount of the futures contracts.

(3)Represents short-term investments.

RPAR Risk Parity ETF

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited)

	Shares	Value
Common Stocks — 13.7%

Auto Manufacturers — 0.0% (6)
Iveco Group NV (1)	37,153	$194,535

Biotechnology — 0.3%
Corteva, Inc.	69,996	3,789,583

Building Materials — 0.1%
Geberit AG	1,984	950,811

Chemicals — 1.3%
CF Industries Holdings, Inc.	20,681	1,772,982
Ecolab, Inc.	16,983	2,611,306
FMC Corp.	12,784	1,368,016
K+S AG	22,561	546,966
Nutrien Ltd.	57,269	4,551,064
OCI N.V.	29,675	976,623
PhosAgro PJSC - GDR (7)	52,122	—
Sociedad Quimica y Minera de Chile S.A. - ADR	26,622	2,223,736
The Mosaic Co.	34,887	1,647,713
Yara International ASA	24,928	1,038,525
		16,736,931
Distribution & Wholesale — 0.1%
Ferguson PLC	12,856	1,434,516

Electrical Components & Equipment — 0.1%
Xinjiang Goldwind Science & Technology Co. Ltd. - Class H	557,040	1,042,105

Energy — Alternate Sources — 0.7%
Enphase Energy, Inc. (1)	11,802	2,304,222
Plug Power, Inc. (1)	47,846	792,808
Siemens Gamesa Renewable Energy S.A.	61,294	1,147,665
SolarEdge Technologies, Inc. (1)	5,089	1,392,758
Vestas Wind Systems A/S	87,694	1,847,980
Xinyi Solar Holdings Ltd.	867,800	1,340,360
		8,825,793
Food — 0.2%
Mowi ASA	51,026	1,157,411
Salmar ASA	11,695	819,736
		1,977,147
Iron & Steel — 0.8%
Fortescue Metals Group Ltd.	281,382	3,391,917
Mineral Resources Ltd.	16,342	542,437
Vale S.A. - ADR	392,894	5,748,039
		9,682,393

	Shares	Value
Common Stocks — 13.7% (Continued)

Machinery — Diversified — 1.3%
AGCO Corp.	7,314	$721,892
CNH Industrial NV - Class A	140,053	1,623,214
Deere & Co.	31,230	9,352,448
IDEX Corp.	4,266	774,834
Kubota Corp.	124,958	1,864,413
The Toro Co.	8,261	626,101
Xylem, Inc.	10,614	829,803
		15,792,705
Mining — 3.7%
Anglo American PLC	99,517	3,549,603
Antofagasta PLC	84,837	1,189,997
Aurubis AG	3,997	270,609
BHP Group Ltd. - ADR	197,104	11,073,303
Boliden AB	23,004	730,366
Cameco Corp.	32,584	683,533
China Molybdenum Co. Ltd. - Class H	2,726,385	1,521,810
First Quantum Minerals Ltd.	56,433	1,068,331
Freeport-McMoRan, Inc.	126,139	3,690,827
Glencore PLC	1,017,882	5,502,165
Ivanhoe Mines Ltd. (1)	105,779	607,638
Jiangxi Copper Co. Ltd. - H Shares	479,131	655,779
Lundin Mining Corp.	49,767	314,818
MMC Norilsk Nickel PJSC - ADR	181,762	—
MP Materials Corp. (1)	15,388	493,647
NAC Kazatomprom JSC - GDR	30,697	796,280
Rio Tinto PLC - ADR	134,151	8,183,211
South32 Ltd.	390,796	1,058,798
Southern Copper Corp.	61,767	3,076,614
Sumitomo Metal Mining Co. Ltd.	25,258	790,155
Teck Resources Ltd. - Class B	45,260	1,381,010
		46,638,494
Oil & Gas — 4.9%
BP PLC - ADR	94,114	2,668,132
Canadian Natural Resources Ltd.	33,201	1,780,312
Cenovus Energy, Inc.	57,085	1,083,772
Chevron Corp. - ADR	55,798	8,078,434
China Petroleum & Chemical Corp. - Class H	42,991	1,925,567
ConocoPhillips	36,631	3,289,830
Continental Resources Inc./OK	9,844	643,305
Coterra Energy, Inc.	21,090	543,911
Devon Energy Corp.	18,745	1,033,037
Diamondback Energy, Inc.	4,523	547,961
Ecopetrol S.A. - ADR	37,888	411,464
Eni S.p.A - ADR	57,447	1,367,813
EOG Resources, Inc.	16,095	1,777,532

RPAR Risk Parity ETF

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited) (Continued)

	Shares	Value
Common Stocks — 13.7% (Continued)

Oil & Gas — 4.9% (Continued)
Equinor ASA - ADR (2)	87,345	$3,036,112
Exxon Mobil Corp.	115,663	9,905,379
Gazprom PJSC - ADR (7)	523,190	—
Hess Corp.	8,848	937,357
Imperial Oil Ltd.	18,611	875,472
LUKOIL PJSC - ADR (7)	31,173	—
Marathon Oil Corp.	17,914	402,707
Novatek PJSC - GDR (7)	13,358	—
Occidental Petroleum Corp.	25,957	1,528,348
OMV AG	9,373	438,602
PetroChina Co. Ltd. - Class H - ADR	78,402	3,656,669
Pioneer Natural Resources Co.	6,847	1,527,429
Repsol S.A.	44,519	653,918
Rosneft Oil Co. PJSC - GDR (7)	488,696	—
Santos Ltd. - ADR	98,432	495,113
Shell PLC - ADR	106,586	5,573,382
Suncor Energy, Inc.	40,586	1,420,880
Total S.A. - ADR	72,145	3,797,713
Tourmaline Oil Corp.	9,028	468,424
Woodside Energy Group Ltd. - ADR	74,425	1,604,603
Woodside Energy Group Ltd.	35,070	767,849
		62,241,027
Water — 0.2%
American Water Works Co., Inc.	11,031	1,641,082
Veolia Environnement S.A.	39,311	957,161
		2,598,243
Total Common Stocks
(Cost $190,397,275)		171,904,283

Exchange Traded Funds — 35.3%
SPDR Gold MiniShares Trust (1)(2)	3,684,301	132,192,720
Vanguard FTSE Developed Markets ETF	1,494,118	60,960,014
Vanguard FTSE Emerging Markets ETF (2)	2,325,381	96,852,119
Vanguard Total Stock Market ETF	816,658	154,038,032
Total Exchange Traded Funds
(Cost $481,504,338)		444,042,885

United States Treasury Obligations — 47.3%

Principal Amount
United States Treasury Bills — 11.9%
1.725%, 12/08/22(3)(4)	$151,236,000	149,729,521

	Principal Amount	Value
United States Treasury Obligations — 47.3% (Continued)

US Government Notes/Bonds — 35.4%
0.125%, 2/15/52	$8,607,585	$6,856,551
2.125%, 2/15/40	5,884,102	6,954,203
2.125%, 2/15/41	44,844,214	52,753,703
0.750%, 2/15/42	50,307,481	46,676,613
0.625%, 2/15/43	51,788,056	46,494,779
1.375%, 2/15/44	52,200,240	54,165,426
0.750%, 2/15/45	53,169,736	48,471,944
1.000%, 2/15/46	46,851,704	45,156,277
0.875%, 2/15/47	44,104,198	41,470,288
1.000%, 2/15/48	41,949,644	40,770,139
1.000%, 2/15/49	30,348,722	29,780,243
0.250%, 2/15/50	21,266,922	17,135,877
0.125%, 2/15/51	10,684,846	8,415,122
		445,101,165
Total United States Treasury Obligations
(Cost $721,064,136)		594,830,686

Short-Term Investments — 0.1%

	Shares
Money Market Fund — 0.1%
First American Government Obligations Fund, Class X, 1.289% (5)	866,192	866,192
Total Short-Term Investments
(Cost $866,192)		866,192

Investments Purchased With Collateral From Securities Lending — 3.6%
First American Government Obligations Fund, Class X, 1.289% (5)	45,940,554	45,940,554

Total Investments Purchased With Collateral From Securities Lending
(Cost $45,940,554)		45,940,554

Total Investments in Securities — 100.0%
(Cost $1,439,772,495)		1,257,584,600
Other Assets in Excess Liabilities - 0.0% (6)		128,231
Total Net Assets — 100.0%		$1,257,712,831

ADRAmerican Depositary Receipt

GDRGlobal Depositary Receipt

(1)Non-income producing security.

(2)This security or a portion of this security was out on loan as of June 30, 2022. Total loaned securities had a value of $44,089,671 or 3.51% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)Rate represents the annualized effective yield to maturity from the purchase price.

(4)Zero coupon security.

(5)The rate shown is the annualized seven-day effective yield as of June 30, 2022.

(6)Does not round to 0.1% or (0.1)%, as applicable.

(7)This security has been fair valued by the Valuation Committee.

RPAR Risk Parity ETF

8	The accompanying notes are an integral part of these financial statements.

The RPAR Risk Parity ETF had the following futures contracts outstanding with PhillipCapital Inc.

Long Futures Contracts Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)	Notional Value
10-Year U.S. Treasury Note Futures (9/30/2022)	1,968	$236,652,186	$(3,382,686)	$233,269,500
Ultra Long-Term U.S. Treasury Bond Futures (9/30/2022)	1,509	240,322,228	(7,417,509)	232,904,719
		$476,974,414	$(10,800,195)	$466,174,219

SCHEDULE OF FUTURES CONTRACTS at June 30, 2022 (Unaudited)

UPAR Ultra Risk Parity ETF

The accompanying notes are an integral part of these financial statements.	9

SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited)

	Shares	Value
Common Stocks — 19.6%

Biotechnology — 0.4%
Corteva, Inc.	3,000	$162,420

Building Materials — 0.1%
Geberit AG	54	25,879

Chemicals — 1.8%
CF Industries Holdings, Inc.	959	82,215
Ecolab, Inc.	648	99,637
FMC Corp.	533	57,036
K+S AG	887	21,504
Nutrien Ltd.	2,462	195,651
OCI N.V.	1,007	33,141
PhosAgro PJSC - GDR (4)	1,126	—
Sociedad Quimica y Minera de Chile S.A. - ADR	995	83,112
The Mosaic Co.	1,514	71,506
Yara International ASA	1,019	42,453
		686,255
Distribution & Wholesale — 0.1%
Ferguson PLC	473	52,779

Electrical Components & Equipment — 0.1%
Xinjiang Goldwind Science & Technology Co. Ltd. - Class H	19,548	36,570

Electronics — 0.1%
Halma PLC	806	19,665

Energy — Alternate Sources — 1.0%
Enphase Energy, Inc. (1)	456	89,029
First Solar, Inc. (1)	332	22,619
Plug Power, Inc. (1)	2,145	35,543
Siemens Gamesa Renewable Energy S.A.	2,549	47,727
SolarEdge Technologies, Inc. (1)	172	47,073
Vestas Wind Systems A/S	4,034	85,009
Xinyi Solar Holdings Ltd.	35,837	55,352
		382,352
Food — 0.3%
Leroy Seafood Group ASA	3,213	22,748
Mowi ASA	2,128	48,269
Salmar ASA	471	33,014
		104,031
Housewares — 0.0% (3)
The Scotts Miracle-Gro Co.	227	17,931

	Shares	Value
Common Stocks — 19.6% (Continued)

Iron & Steel — 1.0%
Fortescue Metals Group Ltd.	11,087	$133,648
Mineral Resources Ltd.	672	22,305
Vale S.A. - ADR	16,420	240,225
		396,178
Machinery — Diversified — 1.8%
AGCO Corp.	274	27,044
CNH Industrial NV - Class A	5,901	68,393
Deere & Co.	1,335	399,792
Husqvarna AB	2,405	17,658
IDEX Corp.	157	28,516
Kubota Corp.	5,140	76,690
The Toro Co.	430	32,590
Xylem, Inc.	437	34,165
		684,848
Metals & Mining — 0.1%
Turquoise Hill Resources Ltd. (1)	752	20,101

Mining — 5.4%
Allkem Ltd. (1)	2,175	15,420
Anglo American PLC	3,934	140,319
Antofagasta PLC	3,736	52,404
BHP Group Ltd. - ADR	8,631	484,890
Boliden AB	996	31,623
Cameco Corp.	1,378	28,907
China Molybdenum Co. Ltd. - Class H	116,609	65,089
First Quantum Minerals Ltd.	2,480	46,949
Freeport-McMoRan, Inc.	4,935	144,398
Glencore PLC	45,103	243,804
IGO Ltd.	2,692	18,400
Ivanhoe Mines Ltd. (1)	4,770	27,401
Jiangxi Copper Co. Ltd. - H Shares	20,465	28,010
Lundin Mining Corp.	2,805	17,744
Lynas Rare Earths Ltd. (1)	3,143	18,868
MMC Norilsk Nickel PJSC - ADR (4)	3,990	—
MP Materials Corp. (1)	657	21,077
NAC Kazatomprom JSC - GDR	1,063	27,574
OZ Minerals Ltd.	1,238	15,119
Pilbara Minerals Ltd. (1)	11,778	18,547
Rio Tinto PLC - ADR	5,549	338,489
South32 Ltd.	17,310	46,899
Southern Copper Corp.	2,608	129,904
Sumitomo Metal Mining Co. Ltd.	1,082	33,849
Teck Resources Ltd. - Class B	1,871	57,089
		2,052,773

UPAR Ultra Risk Parity ETF

10	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited) (Continued)

	Shares	Value
Common Stocks — 19.6% (Continued)

Oil & Gas — 7.1%
BP PLC - ADR	4,080	$115,668
Canadian Natural Resources Ltd.	1,415	75,876
Cenovus Energy, Inc.	2,460	46,704
Chevron Corp.	2,448	354,421
China Petroleum & Chemical Corp. - Class H - ADR	1,842	82,503
ConocoPhillips	1,551	139,295
Continental Resources Inc./OK	383	25,029
Coterra Energy, Inc.	899	23,185
Devon Energy Corp.	786	43,317
Diamondback Energy, Inc.	172	20,838
Ecopetrol S.A. - ADR	2,191	23,794
Eni S.p.A - ADR	2,285	54,406
EOG Resources, Inc.	676	74,657
Equinor ASA - ADR	3,933	136,711
Exxon Mobil Corp.	5,211	446,270
Gazprom PJSC - ADR (4)	11,925	—
Hess Corp.	361	38,244
Imperial Oil Ltd.	785	36,927
Inpex Corp.	1,752	18,957
LUKOIL PJSC - ADR (4)	818	—
Marathon Oil Corp.	781	17,557
Novatek PJSC - GDR (4)	329	—
Occidental Petroleum Corp.	1,101	64,827
OMV AG	384	17,969
PetroChina Co. Ltd. - Class H - ADR	3,358	156,617
Pioneer Natural Resources Co.	276	61,570
Repsol S.A.	1,921	28,217
Rosneft Oil Co. PJSC - GDR (4)	10,479	—
Santos Ltd. - ADR	4,417	22,218
Shell PLC - ADR	4,811	251,567
Suncor Energy, Inc.	1,737	60,811
Total S.A. - ADR	3,210	168,974
Tourmaline Oil Corp.	375	19,457
Woodside Energy Group Ltd. - ADR	3,205	69,100
Woodside Energy Group Ltd.	1,208	26,449
		2,722,135
Water — 0.3%
American Water Works Co., Inc.	382	56,830
Severn Trent PLC	584	19,284
United Utilities Group PLC	1,705	21,121
Veolia Environnement S.A.	1,521	37,034
		134,269
Total Common Stocks
(Cost $8,865,680)		7,498,186

	Shares	Value
Exchange Traded Funds — 26.5%
Vanguard Extended Market ETF	10,042	$1,316,506
SPDR Gold MiniShares Trust (1)	161,604	5,798,352
Vanguard FTSE Developed Markets ETF	23,751	969,041
Vanguard FTSE Emerging Markets ETF	48,885	2,036,060
Total Exchange Traded Funds
(Cost $10,727,724)		10,119,959

United States Treasury Obligations — 51.0%

	Principal Amount
US Government Notes/Bonds — 51.0%
0.125%, 2/15/52	$393,614.00	313,541
2.125%, 2/15/40	271,533	320,914
2.125%, 2/15/41	1,964,443	2,310,925
0.750%, 2/15/42	2,189,173	2,031,173
0.625%, 2/15/43	2,258,434	2,027,599
1.375%, 2/15/44	2,297,406	2,383,896
0.750%, 2/15/45	2,324,112	2,118,766
1.000%, 2/15/46	2,047,428	1,973,338
0.875%, 2/15/47	1,916,272	1,801,832
1.000%, 2/15/48	1,830,116	1,778,659
1.000%, 2/15/49	1,341,939	1,316,802
0.250%, 2/15/50	936,725	754,769
0.125%, 2/15/51	470,835	370,818
		19,503,032
Total United States Treasury Obligations
(Cost $22,921,286)		19,503,032

	Shares
Short-Term Investments — 1.8%

Money Market Funds — 1.8%
First American Government Obligations Fund, Class X, 1.289% (2)	695,333	695,333
Total Short-Term Investments
(Cost $695,333)		695,333

Total Investments in Securities — 98.9%
(Cost $43,210,023)		37,816,510
Other Assets in Excess Liabilities - 1.1%		421,942
Total Net Assets — 100.0%		$38,238,452

ADRAmerican Depositary Receipt

GDRGlobal Depositary Receipt

(1)Non-income producing security.

(2)The rate shown is the annualized seven-day effective yield as of June 30, 2022.

(3)Does not round to 0.1% or (0.1)%, as applicable.

(4)This security has been fair valued by the Valuation Committee.

UPAR Ultra Risk Parity ETF

The accompanying notes are an integral part of these financial statements.	11

SCHEDULE OF FUTURES CONTRACTS at June 30, 2022 (Unaudited)

The UPAR Ultra Risk Parity ETF had the following futures contracts outstanding with PhillipCapital Inc.

Long Futures Contracts Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)	Notional Value
10-Year U.S. Treasury Note Future (9/30/2022)	86	$10,260,286	$(66,598)	$10,193,688
Ultra Long-Term U.S. Treasury Bond Future (9/30/2022)	66	10,352,354	(165,667)	10,186,687
Micro E-mini S&P 500 Index Future (9/30/2022)	286	5,566,756	(147,771)	5,418,985
MSCI EAFE Index Future (9/30/2022)	18	1,676,828	(5,888)	1,670,940
MSCI Emerging Markets Index Future (9/30/2022)	44	2,196,786	9,154	2,205,940
		$30,053,010	$(376,770)	$29,676,240

RPAR ETFs

12	The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2022 (Unaudited)

	RPAR Risk Parity ETF		UPAR Ultra Risk Parity ETF

Assets:
Investments in securities, at value (Note 2)	$1,257,584,600	(1)	$37,816,510
Cash	5,738,309		183,934
Foreign currency (cost of $9,293)	9,277		537
Deposits at broker for futures (Note 2)	49,411,899		538,260
Receivables:
Dividends and interest	2,225,930		93,067
Securities lending	17,984		—
Variation margin receivable	—		9,154
Total assets	1,314,987,999		38,641,462

Liabilities:
Collateral received from securites loaned	45,940,554		—
Payables:
Management fees (Note 4)	534,419		17,086
Variation margin payable	10,800,195		385,924
Total liabilities	57,275,168		403,010
Net Assets	$1,257,712,831		$38,238,452

Components of Net Assets:
Paid-in capital	$1,502,280,803		$46,592,143
Total distributable (accumulated) earnings (losses)	(244,567,972)		(8,353,691)
Net assets	$1,257,712,831		$38,238,452

Net Asset Value (unlimited shares authorized):
Net assets	$1,257,712,831		$38,238,452
Shares of beneficial interest issued and outstanding	63,900,000		2,650,000
Net asset value	$19.68		$14.43

Cost of investments	$1,439,772,495		$43,210,023

(1)Includes loaned securites with a value of $44,089,671.

RPAR ETFs

The accompanying notes are an integral part of these financial statements.	13

STATEMENTS OF OPERATIONS For the Periods Ended June 30, 2022 (Unaudited)

	RPAR Risk Parity ETF	UPAR Ultra Risk Parity ETF(1)

Investment Income:
Dividend income (net of foreign withholding tax of $252,615, $7,256)	$10,940,117	$228,536
Interest income	19,937,087	508,045
Securities lending income (Note 5)	168,096	—
Total investment income	31,045,300	736,581

Expenses:
Management fees (Note 4)	3,762,789	77,315
Total expenses before interest expense and management fee waiver	3,762,789	77,315
Interest expense	—	28
Less: management fee waiver (Note 4)	(189,780)	(3,569)
Net expenses	3,573,009	73,774
Net investment income (loss)	27,472,291	662,807

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	61,384,632	10,677
Foreign currency transactions	(444)	(371)
Futures contracts	(72,206,345)	(2,623,790)
Change in net unrealized appreciation/depreciation on:
Investments and foreign currency transactions	(330,305,350)	(5,393,521)
Futures contracts	(20,268,637)	(376,770)
Net realized and unrealized gain (loss) on investments	(361,396,144)	(8,383,775)
Net increase (decrease) in net assets resulting from operations	$(333,923,853)	$(7,720,968)

(1)The Fund commenced operations on January 3, 2022. The information presented is from January 3, 2022 to June 30, 2022.

RPAR Risk Parity ETF

14	The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six-Months Ended June 30, 2022 (Unaudited)	Period Ended December 31, 2021(1)	Year Ended November 30, 2021

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$27,472,291	$6,309,767	$25,349,977
Net realized gain (loss) on investments, and foreign currency transactions	(10,822,157)	3,369,066	23,624,105
Change in net unrealized appreciation/depreciation on investments, foreign currency transactions, and futures contracts	(350,573,987)	10,768,512	70,246,188
Net increase (decrease) in net assets resulting from operations	(333,923,853)	20,447,345	119,220,270

Distributions to Shareholders:
Net distributions to shareholders	(26,687,543)	(20,208,000)	(13,377,074)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(2)	(15,844,928)	84,653,460	560,080,057
Total increase (decrease) in net assets	(376,456,324)	84,892,805	665,923,253

Net Assets:
Beginning of period/year	1,634,169,155	1,549,276,350	883,353,097
End of period/year	$1,257,712,831	$1,634,169,155	$1,549,276,350

(1)The Fund changed its fiscal year end from November 30 to December 31 effective as of the close of business on December 21, 2021. The information presented is from December 1, 2021 to December 31, 2021.

(2)Summary of share transactions is as follows:

	Six-Months Ended June 30, 2022 (Unaudited)		Period Ended December 31, 2021(1)		Year Ended November 30, 2021
	Shares	Value	Shares	Value	Shares	Value
Shares sold	8,325,000	$195,370,642	3,375,000	$84,653,460	32,025,000	$768,343,312
Shares redeemed	(9,525,000)	(211,215,570)	—	—	(8,700,000)	(208,263,255)
Net increase (decrease)	(1,200,000)	$(15,844,928)	3,375,000	$84,653,460	23,325,000	$560,080,057

UPAR Ultra Risk Parity ETF

The accompanying notes are an integral part of these financial statements.	15

STATEMENT OF CHANGES IN NET ASSETS

Period Ended June 30, 2022(1) (Unaudited)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$662,807
Net realized gain (loss) on investments, and foreign currency transactions	(2,613,484)
Change in net unrealized appreciation/depreciation on investments, foreign currency transactions, and futures contracts	(5,770,291)
Net increase (decrease) in net assets resulting from operations	(7,720,968)

Distributions to Shareholders:
Net distributions to shareholders	(632,723)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares (2)	46,592,143
Total increase (decrease) in net assets	38,238,452

Net Assets:
Beginning of period	—
End of period	$38,238,452

(1)The Fund commenced operations on January 3, 2022. The information presented is from January 3, 2022 to June 30, 2022.

(2)Summary of share transactions is as follows:

	Period Ended June 30, 2022(1) (Unaudited)
	Shares	Value
Shares sold	2,825,000	$49,714,898
Shares redeemed	(175,000)	(3,122,755)
Net increase (decrease)	2,650,000	$46,592,143

RPAR Risk Parity ETF

16	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

	Six-Months Ended June 30, 2022 (Unaudited)		Period Ended December 31, 2021(1)		Year Ended November 30, 2021		Period Ended November 30, 2020(2)

Net asset value, beginning of period	$25.10		$25.10		$23.00		$20.00

Income from Investment Operations:
Net investment income (loss)(3)	0.41		0.10		0.48		0.21
Net realized and unrealized gain (loss) on investments	(5.42)		0.22		1.88		2.94
Total from investment operations	(5.01)		0.32		2.36		3.15

Less Distributions:
From net investment income	(0.41)		(0.32)		(0.26)		(0.15)
Total distributions	(0.41)		(0.32)		(0.26)		(0.15)

Net asset value, end of period	$19.68		$25.10		$25.10		$23.00
Total return(5)	(20.04	)%(4)	1.29	%(4)	10.32%		15.88	%(4)

Supplemental Data:
Net assets, end of period (millions)	$1,257.7		$1,634.2		$1,549.3		$883.4
Portfolio turnover rate	10	%(4)	1	%(4)	16%		65	%(4)

Ratios of Expenses to Average Net Assets:
Before fees waived	0.50	%(6)	0.50	%(6)	0.50	%(7)	0.50	%(6)(7)
After fees waived	0.47	%(6)	0.47	%(6)	0.47	%(7)	0.47	%(6)(7)

Ratios of Net Investment Income (Loss) to Average Net Assets:
Before fees waived	3.63	%(6)	4.69	%(6)	1.96	%(8)	0.98	%(6)(8)
After fees waived	3.65	%(6)	4.72	%(6)	1.99	%(8)	1.01	%(6)(8)

(1)The Fund changed its fiscal year end from November 30 to December 31. The information presented is from December 1, 2021 to December 31, 2021.

(2)The Fund commenced operations on December 12, 2019. The information presented is from December 12, 2019 to November 30, 2020.

(3)Calculated using average shares outstanding method.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value.

(6)Annualized.

(7)The ratio of expenses to average net assets includes interest expense on futures. The expense ratios excluding interest expense on futures were 0.50% and 0.47% for the year ended November 30, 2021 and 0.50% and 0.47% for the period ended November 30, 2020.

(8)The ratios of net investment income (loss) to average net assets include interest expense on futures.

UPAR Ultra Risk Parity ETF

The accompanying notes are an integral part of these financial statements.	17

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period Ended June 30, 2022(1) (Unaudited)

Net asset value, beginning of period	$20.00

Income from Investment Operations:
Net investment income (loss)(2)	0.46
Net realized and unrealized gain (loss) on investments	(5.72)
Total from investment operations	(5.26)

Less Distributions:
From net investment income	(0.31)
Total distributions	(0.31)

Net asset value, end of period	$14.43
Total return(4)	(26.44	)%(3)

Supplemental Data:
Net assets, end of period (millions)	$38.2
Portfolio turnover rate	13	%(3)

Ratios of Expenses to Average Net Assets:
Before fees waived	0.65	%(5)
After fees waived	0.62	%(5)

Ratios of Net Investment Income (Loss) to Average Net Assets:
Before fees waived	5.54	%(5)
After fees waived	5.57	%(5)

(1)The Fund commenced operations on January 3, 2022. The information presented is from January 3, 2022 to June 30, 2022.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Annualized.

18

RPAR ETFs

NOTES TO FINANCIAL STATEMENTS June 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

The RPAR Risk Parity ETF and UPAR Ultra Risk Parity ETF are non-diversified series of shares (each a “Fund”, and collectively the “Funds”) of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares is registered under the Securities Act of 1933, as amended. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The RPAR Risk Parity ETF commenced operations on December 12, 2019 and the UPAR Ultra Risk Parity ETF commenced operations on January 3, 2022.

The investment objective of each Fund is to seek to generate positive returns during periods of economic growth, preserve capital during periods of economic contraction, and preserve real rates of return during periods of heightened inflation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by Independent Pricing Agents. The Independent Pricing Agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

For securities for which quotations are not readily available, a fair value will be determined by the Valuation Committee using the Fair Value Procedures approved by the Trust’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Fair Value Procedures adopted by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

19

RPAR ETFs

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of June 30, 2022:

RPAR Risk Parity ETF

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$—	$171,904,283	$—	$0(5)	$171,904,283
Exchange Traded Funds	—	444,042,885	—	—	444,042,885
United States Treasury Obligations(2)	—	—	594,830,686	—	594,830,686
Short-Term Investments	—	866,192	—	—	866,192
Investments Purchased With Collateral From Securities Lending(3)	45,940,554	—	—	—	45,940,554
Total Investments in Securities	$45,940,554	$616,813,360	$594,830,686	$—	$1,257,584,600

Other Financial Instruments(4)
Interest Rate Contracts - Futures	$—	$(10,800,195)	$—	$—	$(10,800,195)

Investments in Securities at Fair Value(2)
Balanced as of December 31, 2021	$1,312,559
Accrued discounts/premiums	—
Realized gain (loss)	126,608
Change in unrealized appreciation/depreciation	(21,967,239)
Purchases	1,253,242
Sales	(636,187)
Transfer into and/or out of Level 3	19,911,017
Balanced as of June 30, 2022	$0

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at June 30, 2022:	$(21,967,239)

UPAR Ultra Risk Parity ETF

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$7,498,186	$—	$0(5)	$7,498,186
Exchange Traded Funds	10,119,959	—	—	10,119,959
United States Treasury Obligations(2)	—	19,503,032	—	19,503,032
Short-Term Investments	695,333	—	—	695,333
Total Investments in Securities	$18,313,478	$19,503,032	$—	$37,816,510

Other Financial Instruments(4)
Interest Rate Contracts - Futures, Net	$(376,770)	$—	$—	$(376,770)

NOTES TO FINANCIAL STATEMENTS June 30, 2022 (Unaudited) (Continued)

20

RPAR ETFs

Investments in Securities at Fair Value(2)
Balanced as of January 3, 2022	$—
Accrued discounts/premiums	—
Realized gain (loss)	(9,203)
Change in unrealized appreciation/depreciation	(412,084)
Purchases	425,379
Sales	(4,091)
Transfer into and/or out of Level 3	—
Balanced as of June 30, 2022	$0

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at June 30, 2022:	$(412,084)

(1)See Schedule of Investments for the industry breakout.

(2)See Schedule of Investments for the security type breakout.

(3)Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

(4)Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation/depreciation on the investment.

(5)The Level 3 securities (Common Stocks) are fair valued at $0 due to a halt in trading of Russian securities as a result of the ongoing Ukrainian/Russian conflict and the Russian markets being currently uninvestible.

The Funds have provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Funds use futures contracts (a type of derivative), how they are accounted for and how they affect an entity’s results of operations and financial position. The Funds may use derivatives for risk management purposes or as part of their investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Funds may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The average notional amount for futures contracts is based on the monthly notional amounts. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. The Funds’ average notional value of futures contracts outstanding during the period ended June 30, 2022, was $530,192,018 for RPAR Risk Parity ETF and $21,608,624 for UPAR Ultra Risk Parity ETF. The following tables show the effects of derivative instruments on the financial statements.

Statement of Assets and Liabilities

Fair value of derivative instruments as of June 30, 2022:

RPAR Risk Parity ETF:

	Asset Derivatives		Liability Derivatives
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest Rate Contracts - Futures	Variation margin receivable (see Statement of Assets and liabilities)	$ —	Variation margin payable (see Statement of Assets and liabilities)	$ (10,800,195)

NOTES TO FINANCIAL STATEMENTS June 30, 2022 (Unaudited) (Continued)

21

RPAR ETFs

UPAR Ultra Risk Parity ETF:

	Asset Derivatives		Liability Derivatives
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest Rate Contracts - Futures	Variation margin receivable (see Statement of Assets and liabilities)	$ 9,154	Variation margin payable (see Statement of Assets and liabilities)	$ (385,924)

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2022:

RPAR Risk Parity ETF:

Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Interest Rate Contracts - Futures	Net Realized and Unrealized Gain (Loss) on Investments	$ (72,206,345)	$ (20,268,637)

UPAR Ultra Risk Parity ETF:

Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Interest Rate Contracts - Futures	Net Realized and Unrealized Gain (Loss) on Investments	$ (2,623,790)	$ (376,770)

B.Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of June 30, 2022, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. Each Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

NOTES TO FINANCIAL STATEMENTS June 30, 2022 (Unaudited) (Continued)

22

RPAR ETFs

D.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.Futures Contracts. The Funds may purchase futures contracts to gain long exposure to long-term U.S. Treasury bonds. The purchase of futures contracts may be more efficient or cost-effective than buying the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate, or index) at a specific price on the contract maturity date. Upon entering into a futures contract, the Funds are required to pledge to the counterparty an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Pursuant to a contract entered into with a futures commission merchant, the Funds agree to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds will cover their current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Funds’ use of futures contracts may involve risks that are different from, or possibly greater than, the risk associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Funds had futures contracts activity during the period ended June 30, 2022. Realized and unrealized gains and losses are included in the Statement of Operations. The futures contracts held by the Funds are exchange-traded with PhillipCapital, Inc. acting as the futures commission merchant.

F.Deposits at Broker for Futures. Deposits at broker for futures represents amounts that are held by third parties under certain of the Funds’ derivative transactions. Such cash is excluded from cash and equivalents in the Statement of Assets and Liabilities.

G.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least quarterly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

H.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

I.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

J.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NOTES TO FINANCIAL STATEMENTS June 30, 2022 (Unaudited) (Continued)

23

RPAR ETFs

K.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If either Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

L.Recently Issued Accounting Pronouncements. In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Management is currently assessing the potential impact of the new rule on the Funds’ financial statements.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently evaluating the impact, if any, of applying this provision.

In June 2022, FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820):Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact, if any, of these amendments on the financial statements.

NOTE 3 – PRINCIPAL RISKS

A.Commodities Risk. The Funds’ exposure to investments in physical commodities subjects the Funds to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate rapidly based on a variety of factors, including overall market movements; economic events and policies; changes in interest rates or inflation rates; changes in monetary and exchange control programs; war; acts of terrorism; natural disasters; and technological developments. Variables such as disease, drought, floods, weather, trade, embargoes, tariffs, and other political events, in particular, may have a larger impact on commodity prices than on traditional securities. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers, political, economic, and supply-related events in such countries could have a disproportionate impact on the prices of such commodities. These factors may affect the value of the Funds in varying ways, and different factors may cause the value and the volatility of the Funds to move in inconsistent directions at inconsistent rates. The current or “spot” prices of physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts in respect of the relevant commodity.

B.Credit Risk. An issuer or guarantor of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities may be unable or unwilling to make its timely interest and/or principal payments or to otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in their credit ratings. There is the chance that the Funds’ portfolio holdings will have their credit ratings downgraded or will default (i.e., fail to make scheduled interest or principal payments), potentially reducing a Fund’s income level or share price.

NOTES TO FINANCIAL STATEMENTS June 30, 2022 (Unaudited) (Continued)

24

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NOTES TO FINANCIAL STATEMENTS June 30, 2022 (Unaudited) (Continued)

C.Currency Exchange Rate Risk. The Funds invest, directly or indirectly, in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Funds’ investments and the value of your shares of the Funds (“Shares”). Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning, and you may lose money.

D.Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Depositary receipts listed on U.S. or foreign exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Funds invest in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Funds are exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

E.Derivatives Risk. The Funds’ derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Funds may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Funds may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Funds’ transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Funds realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than they would if they did not engage in such transactions, which may adversely impact the Funds’ after-tax returns.

F.Emerging Markets Risk. The Funds may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Funds to buy, sell, or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Funds to decline in value.

G.Equity Market Risk. The Funds will invest in common stocks directly or indirectly through ETFs. Common stocks, such as those held by the Funds, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. The equity securities held in the Funds’ portfolios may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest. Securities in the Funds’ portfolios may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, or government controls.

H.Exchange Traded Fund (“ETF”) Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. Each Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, a Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, a Fund may be required to sell or unwind portfolio investments to obtain the cash needed

25

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NOTES TO FINANCIAL STATEMENTS June 30, 2022 (Unaudited) (Continued)

to distribute redemption proceeds. This may cause a Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, a Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Funds may trade on foreign exchanges that are closed when the Funds’ primary listing exchange is open, the Funds are likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares.

I.Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Funds will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

J.Futures Contracts Risk. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. A decision as to whether, when, and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the risks associated with all derivatives, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed a Fund’s initial investment in such contracts.

K.Gold Risk. The prices of precious metals, such as gold, rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals.

L.Government Obligations Risk. The Funds may invest in securities issued by the U.S. government or its agencies or instrumentalities. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government or other countries may decline or be negative for short or long periods of time.

M.Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.

N.Market Capitalization Risk.

•Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

26

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NOTES TO FINANCIAL STATEMENTS June 30, 2022 (Unaudited) (Continued)

•Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of midcapitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

•Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

O.Maturity Risk. A debt security with a longer maturity may fluctuate in value more than one with a shorter maturity.

P.Non-Diversification Risk. Because the Funds are “non-diversified,” they may invest a greater percentage of their assets in the securities of a single issuer or a smaller number of issuers than if they were diversified funds. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Funds’ overall values to decline to a greater degree than if the Funds held more diversified portfolios.

Q.Other Investment Companies Risk. The Funds will incur higher and duplicative expenses when they invest in ETFs and other investment companies. There is also the risk that the Funds may suffer losses due to the investment practices of the underlying funds. When the Funds invest in other investment companies, the Funds will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies.

R.Real Estate Investment Trust (“REIT”) Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.

S.United States Treasury Inflation Protected Securities (“TIPS”) Risk. Interest payments on TIPS are unpredictable and will fluctuate as the principal and corresponding interest payments are adjusted for inflation. There can be no assurance that the Consumer Price Index will accurately measure the real rate of inflation in the prices of goods and services. Any increases in the principal amount of TIPS will be considered taxable ordinary income, even though the Funds or applicable underlying ETF will not receive the principal until maturity. As a result, the Funds may make income distributions to shareholders that exceed the cash they receive. In addition, TIPS are subject to credit risk, interest rate risk, and maturity risk.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Toroso Investments, LLC (the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds (the “Advisory Agreement”) and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Funds as follows:

Fund	Management Fee	Management Fee After Waiver
RPAR Risk Parity ETF	0.50%	0.48%(1)
UPAR Ultra Risk Parity ETF	0.65%	0.62%

(1)The waiver was reduced from 0.03% to 0.02% effective March 31, 2022.

27

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NOTES TO FINANCIAL STATEMENTS June 30, 2022 (Unaudited) (Continued)

The Adviser has contractually agreed to reduce its Management Fee for the RPAR Risk Parity ETF to 0.48% until at least April 30, 2023 and agreed to reduce its Management Fee for the UPAR Ultra Risk Parity ETF to 0.62% until at least April 30, 2023 (the “Fee Waiver Agreements”). The Fee Waiver Agreements may be terminated only by, or with the consent of, the Board. Any waived Management Fees are not able to be recouped by the Adviser under the Fee Waiver Agreements. Management Fees for the period ended June 30, 2022 are disclosed in the Statement of Operations.

Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”), and the Management Fee payable to the Adviser. To the extent a Fund incurs Excluded Expenses, the Fund’s Total Annual Fund Operating Expenses After Fee Waiver will be greater than 0.48% for the RPAR Risk Parity ETF and 0.62% for the UPAR Ultra Risk Parity ETF. The Management Fees incurred are paid monthly to the Adviser.

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the RPAR Risk Parity ETF.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser and Fund Services. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 – SECURITIES LENDING

The RPAR Risk Parity ETF may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the RPAR Risk Parity ETF. The RPAR Risk Parity ETF receives compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The RPAR Risk Parity ETF continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the RPAR Risk Parity ETF. The RPAR Risk Parity ETF has the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of June 30, 2022, the market value of the securities on loan and payable on collateral received for securities lending was as follows:

Fund	Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
RPAR Risk Parity ETF	$ 44,089,671	$ 45,940,554	3.51%

28

RPAR ETFs

NOTES TO FINANCIAL STATEMENTS June 30, 2022 (Unaudited) (Continued)

As of June 30, 2022, the RPAR Risk Parity ETF had loaned securities and received cash collateral for the loans. The cash collateral is invested in the First American Government Obligations Fund of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the RPAR Risk Parity ETF could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the RPAR Risk Parity ETF bears the risk of loss associated with the investment of cash collateral received.

The cash collateral invested in the First American Government Obligations Fund is listed in the RPAR Risk Parity ETF’s Schedule of Investments. Securities lending income is disclosed in the RPAR Risk Parity ETF’s Statement of Operations.

The RPAR Risk Parity ETF is not subject to a master netting agreement with respect to the RPAR Risk Parity ETF’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities and in-kind transactions were as follows:

Fund	Purchases	Sales
RPAR Risk Parity ETF	$34,610,417	$102,330,879
UPAR Ultra Risk Parity ETF	2,537,032	3,079,884

For the period ended June 30, 2022, the cost of purchases and proceeds from the sales or maturities of long-term U.S. Government securities were as follows:

Fund	Purchases	Sales
RPAR Risk Parity ETF	$96,151,531	$58,660,615
UPAR Ultra Risk Parity ETF	22,961,600	428,723

For the period ended June 30, 2022, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
RPAR Risk Parity ETF	$102,858,559	$146,422,982
UPAR Ultra Risk Parity ETF	23,189,695	3,128,289

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended June 30, 2022 (estimated), year ended December 31, 2021, and period ended November 30, 2021 are as follows:

Fund	Distributions paid from:	June 30, 2022	December 31, 2021	November 30, 2021
RPAR Risk Parity ETF	Ordinary income	$26,687,543	$20,208,000	$13,377,074
UPAR Ultra Risk Parity ETF	Ordinary income	$632,723	$—	$—

29

RPAR ETFs

NOTES TO FINANCIAL STATEMENTS June 30, 2022 (Unaudited) (Continued)

As of December 31, 2021 and November 30, 2021, the components of accumulated earnings (losses) on a tax basis were as follows:

RPAR Risk Parity ETF
December 31, 2021
Cost of investments(1)	$1,648,293,784
Gross tax unrealized appreciation	161,576,043
Gross tax unrealized depreciation	(17,032,010)
Net tax unrealized appreciation (depreciation)	144,544,033
Undistributed ordinary income (loss)	231,637
Undistributed long-term capital gain (loss)	—
Total distributable earnings	231,637
Other accumulated gain (loss)	(28,732,246)
Total accumulated gain (loss)	$116,043,424

(1) The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales, PFIC adjustments and Grantor Trust adjustments.

Net capital losses and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the RPAR Risk Parity ETF’s next taxable year. As of December 31, 2021, the RPAR Risk Parity ETF had no late year losses. As of December 31, 2021, the RPAR Risk Parity ETF had short-term and long-term capital loss carryovers of $23,269,205 and $5,463,041, respectively, both of which do not expire.

NOTE 8 – CREDIT FACILITY

U.S. Bank N.A. has made available to the RPAR Risk Parity ETF a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. Credit facility details for the period ended June 30, 2022, are as follows:

Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding	—
Credit facility outstanding as of June 30, 2022	—
Average interest rate	—

Interest expense incurred for the period ended June 30, 2022 is disclosed in the Statement of Operations, if applicable.

NOTE 9 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the RPAR Risk Parity ETF is $750 and UPAR Ultra Risk Parity ETF is $750, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all

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RPAR ETFs

cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statement of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 10 – RECENT MARKET EVENTS

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic and related public health crisis, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. In particular, the global spread of COVID-19 has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Health crises and related political, social and economic disruptions caused by the spread of COVID-19 may also exacerbate other pre-existing political, social and economic risks in certain countries. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS June 30, 2022 (Unaudited) (Continued)

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RPAR ETFs

EXPENSE EXAMPLES For the Six Months Ended June 30, 2022 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares, and (2) ongoing costs, including management fees of the Fund. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2022 to June 30, 2022 for the RPAR Risk Parity ETF and from January 3, 2022 (commencement of operations) to June 30, 2022 for the UPAR Ultra Risk Parity ETF. The hypothetical example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2022 to June 30, 2022.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. To the extent the Funds invest in shares of other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

RPAR Risk Parity ETF

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During the Period January 1, 2022 – June 30, 2022(1)
Actual	$1,000.00	$799.60	$2.10
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.46	$2.36

(1)Expenses are equal to the Fund’s annualized net expense ratio for the most recent six-month period of 0.47% (fee waiver in effect), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent six-month period).

UPAR Ultra Risk Parity ETF

	Beginning Account Value January 3, 2022	Ending Account Value June 30, 2022	Expenses Paid During the Period January 3, 2022 – June 30, 2022(2)
Actual(3)	$1,000.00	$735.60	$2.62

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RPAR ETFs

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During the Period January 1, 2022 – June 30, 2022(2)
Hypothetical (5% annual return before expenses)(4)	$1,000.00	$1,021.72	$3.11

(2)The actual expenses are equal to the Fund’s annualized net expense ratio for the most recent six-month period of 0.62% (fee waiver in effect), multiplied by the average account value over the period, multiplied by 178/365 (to reflect the period from January 3, 2022 to June 30, 2022, the commencement of operations date to the end of the period).

(3)Excluding interest expense, your actual cost of investment in the Fund would be $2.62 and the Fund’s annualized expense ratio would be 0.62%.

(4)Excluding dividends and interest expense, your hypothetical cost of investment in the Fund would be $3.11 and the Fund’s annualized expense ratio would be 0.62%

EXPENSE EXAMPLES For the Six Months Ended June 30, 2022 (Unaudited) (Continued)

33

RPAR ETFs

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met via video conference at a meeting held on December 7, 2021 to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the UPAR Ultra Risk Parity ETF (the “Fund”), a proposed series of the Trust, and Toroso Investments, LLC, the Fund’s proposed investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from the Trust’s outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the proposed unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, Extent and Quality of Services to be Provided. The Board considered the nature, extent and quality of the Adviser’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who will each serve as a portfolio manager of the Fund, as well as the responsibilities of other key personnel of the Adviser to be involved in the daytoday activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser also currently manages the RPAR ETF, which utilizes a strategy similar to that to be employed by the Fund.

The Board also considered other services to be provided to the Fund by the Adviser, such as monitoring adherence to the Fund’s investment strategy and restrictions, oversight of the service providers to the Fund, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed ETF. The Board noted that the Adviser would be responsible for trade execution and for selecting the Fund’s investments in an effort seek to replicate the returns of the Advanced Research Ultra Risk Parity Index (the “UPAR Index”).

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Adviser’s compliance program, were satisfactory.

2.Investment Performance of the Fund and the Adviser. The Board noted that the Fund had not yet commenced operations and, therefore, concluded that performance of the Fund was not a relevant factor for consideration.

3.Cost of Services to be Provided and Profits to be Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s proposed advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee was a “unitary fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b1 Plan. The Board noted that the Adviser agreed to pay all other expenses incurred by the Fund. The Board considered comparative information prepared by Fund Services utilizing data provided by Morningstar Direct relating to the cost structure of the Fund relative to a peer group. The Fund was compared to ETFs in the U.S. fund world allocation category, as well as other relevant Morningstar categories.

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

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RPAR ETFs

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

The Board concluded that the Fund’s proposed expense ratio and the advisory fee to be paid to the Adviser were fair and reasonable in light of the comparative expense information and the investment management services to be provided to the Fund by the Adviser given the nature of the Fund’s strategy. The Board also evaluated, based on information provided by the Adviser, the compensation and benefits expected to be received by the Adviser and its affiliates from their relationship with the Fund, taking into account an analysis of the Adviser’s expected profitability with respect to the Fund and the Board further concluded that the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business.

4.Extent of Economies of Scale as the Fund Grows. The Board considered the potential economies of scale that the Fund might realize under the structure of the proposed advisory fee. The Board noted the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5.Benefits to be Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser will provide to the Fund; and (c) the approval of the Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

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RPAR ETFs

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge by calling (833) 540-0039 or by accessing the Funds’ website at www.rparetf.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request without charge by calling (833) 540-0039 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds’ portfolio holdings are posted on the Funds’ website daily at www.rparetf.com. The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling (833) 540-0039. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Funds’ website at www.rparetf.com.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (833) 540-0039. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website www.rparetf.com.

Investment Adviser
Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street
Philadelphia, Pennsylvania 19102

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
RPAR Risk Parity ETF	RPAR	886364603
UPAR Ultra Risk Parity ETF	UPAR	886364595

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

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Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer
Date	9/6/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	9/6/2022
By (Signature and Title)*	/s/ Daniel Carlson
Daniel Carlson, Treasurer/Principal Financial Officer
Date	9/6/2022

* Print the name and title of each signing officer under his or her signature.

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